SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE	12 Months Ended
Dec. 31, 2011
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE [Abstract]
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE
NOTE 18-SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE

	For the years ended December 31,
	2011	2010
	(in thousands)
Service fees, charges and other operating income
Loan servicing fees, net	$25	$235
Late charge income	110	122
Deposit service charges	666	777
Debit card income	512	415
Other income	385	409
	$1,698	$1,958

Other operating expense
Insurance and surety bond	$192	$190
Office supplies	164	161
Loan expense	310	310
Debit card and ATM expense	245	237
Postage	231	275
Telephone	261	265
Supervisory examination fees	169	171
Other expenses	625	593
	$2,197	$2,202